STOCK AWARDS, WARRANTS AND OPTIONS	12 Months Ended
Dec. 31, 2014
STOCK AWARDS, WARRANTS AND OPTIONS
4.	STOCK AWARDS, WARRANTS AND OPTIONS

Warrants

The following table summarizes all warrant activity for the years ended December 31, 2014 and 2013:

	Warrants	Weighted Average Exercise Price
Outstanding at January 1, 2013	1,733,599	$3.38
Cancelled	(1,733,599)	3.38
Assumed from merger	81,237	63.33
Granted	251,044	2.27
Outstanding at December 31, 2013	332,281	$17.20
Expired	(28,400)	94.00
Outstanding at December 31, 2014	303,881	$10.02

The following table summarizes all outstanding warrants to purchase shares of the Company’s common stock as of December 31, 2014:

At December 31, 2014
Grant Date	Warrants Outstanding	Weighted Average Exercise Price	Expiration Date
4/21/2010	52,650	$47.00	4/21/2015
4/4/2012	187	$2.27	4/4/2017
11/20/2013	251,044	$2.27	11/20/2018
	303,881

Restricted Stock

In August 2014, the Company granted 10,000 shares of restricted stock to one of its consultants in consideration of services to be rendered. For the year ended December 31, 2014, the Company issued 4,165 shares of that restricted common stock grant, which were valued at approximately $16,702. The fair value of the restricted stock was determined using the Company’s closing stock price on the vesting date. This restricted stock grant vested monthly over a period of one year. In February 2015, the Company terminated the agreement with the consultant effective March 2015, therefore, no additional shares will be issued pursuant to the restricted stock grant.

Stock Options

The Company’s Board of Directors (the “Board”) has approved four stock option plans: (i) the Amended and Restated 2005 Stock Option Plan, (the “2005 Plan”), (ii) the 2006 Stock Option Plan, (iii) the 2012 Restated Equity Incentive Plan (which has superseded the 2006 Stock Option Plan) (the “2012 Plan”), and (iv) the 2012 Non-Employee Director Stock Option Plan (the “2012 Non-Employee Director Plan”).

On August 10, 2005, the Company adopted the 2005 Stock Plan. On July 26, 2010, the Company’s stockholders approved an amendment to the 2005 Plan increasing the total number of shares authorized for issuance thereunder to 190,000 (after the effects of the Reverse Stock Split at the consummation of the Merger). Under the 2005 Plan, incentives may be granted to officers, employees, directors, consultants and advisors. Incentives under the 2005 Plan may be granted in any one or a combination of the following forms: (i) incentive stock options and non-statutory stock options, (ii) stock appreciation rights, (iii) stock awards, (iv) restricted stock, and (v) performance shares.

At the time the Merger became effective, 4,149,710 shares of common stock were reserved under the 2012 Plan for the issuance of stock options, stock appreciation rights, restricted stock awards and performance unit/share awards to employees, consultants and other service providers. Included in the 2012 Plan are the shares of common stock that were originally reserved under the 2006 Stock Option Plan. Under the 2012 Plan, each stock option granted will be designated in the award agreement as either an incentive stock option or a nonstatutory stock option. Notwithstanding such designation, however, to the extent that the aggregate fair market value of the shares with respect to which incentive stock options are exercisable for the first time by the participant during any calendar year (under all plans of the Company and any parent or subsidiary) exceeds $100,000, such options will be treated as nonstatutory stock options.

At the time the Merger became effective, 2,697,311 shares of common stock were reserved under the 2012 Non-Employee Director Plan for the issuance of stock options to members of the Board whom are not employees of the Company.

Each of the Company’s stock option plans are administered by the Board, or a committee appointed by the Board, which determines the recipients and types of awards to be granted, as well as the number of shares subject to the awards, the exercise price and the vesting schedule. Currently, stock options are granted with an exercise price equal to the closing price of the Company’s common stock on the date of grant, and generally vest over a period of one to four years. The term of stock options granted under each of the plans cannot exceed ten years.

The estimated weighted average fair value of the options granted during 2014 and 2013 were approximately $4.40 and $0.53 per share, respectively.

The Company estimates the fair value of each option award using the Black-Scholes option-pricing model. The Company used the following assumptions to estimate the fair value of stock options issued in the years ended December 31, 2014 and 2013:

	December 31, 2014	December 31, 2013
Expected volatility	112%-117%	118%
Expected term	7 years	0.1-7 years
Dividend yield	0%	0%
Risk-free interest rates	2.15% - 2.23%	0.13% - 2.30%

  Employee and non-employee stock-based compensation expense for the years ended December 31, 2014 and 2013 was as follows:

	2014	2013

General and administrative	$345,682	$263,593
Research and development	134,555	-
Total	$480,237	$263,593

The following table summarizes information about stock options outstanding and exercisable at December 31, 2014:

Shares Outstanding
Range of Ex. Prices	Shares Outstanding	Weighted Average Term (yrs.)	Weighted Average Exercise Price
$0.16 - $0.19	100,627	3.80	$0.17
$0.30 - $0.37	4,469,298	7.39	$0.36
$0.87	56,021	3.95	$0.87
$4.39 - $12.00	368,154	9.46	$5.01
$18.50 - $28.50	9,600	0.87	$23.08
$34.00	1,000	0.72	$34.00
	5,004,700	7.42	$0.75

Shares Exercisable
Range of Ex. Prices	Shares Exercisable	Weighted Average Term (yrs.)	Weighted Average Exercise Price
$0.16 - $0.19	100,627	3.80	$0.17
$0.30 - $0.37	3,342,883	7.23	$0.37
$0.87	56,021	3.95	$0.87
$4.39 - $12.00	24,402	9.36	$4.60
$18.50 - $28.50	9,600	0.87	$23.08
$34.00	1,000	0.72	$34.00
	3,534,533	7.08	$0.47

As of December 31, 2014, the total unrecognized fair value compensation cost related to non-vested stock options was approximately $1.7 million, which is expected to be recognized over approximately 3.7 years.

Common stock, stock options or other equity instruments issued to non-employees (including consultants) as consideration for goods or services received by the Company are accounted for based on the fair value of the equity instruments issued (unless the fair value of the consideration received can be more reliably measured). The fair value of stock options is determined using the Black-Scholes option-pricing model and is periodically re-measured as the underlying options vest. The fair value of any options issued to non-employees is recorded as an expense over the applicable vesting periods.

As of December 31, 2014, there were options granted and outstanding to purchase an aggregate of 5,004,700 shares of the Company’s common stock under the Company’s equity plans. During the years ended December 31, 2014 and 2013, 368,154 and 1,186,672 options, respectively, were granted to employees and non-employees under the Company’s equity plans.

The following is a schedule summarizing stock option activity for the years ended December 31, 2014 and 2013:

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2013	3,679,814	$0.37
Granted	1,186,672	0.31
Assumed from merger	22,033	34.15
Exercised	-	-
Outstanding at December 31, 2013	4,888,519	$0.51
Granted	368,154	5.01
Exercised	(15,139)	0.32
Expired/Cancelled	(236,834)	2.39
Outstanding at December 31, 2014	5,004,700	$0.75
Exercisable at December 31, 2014	3,534,533	$0.47